Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [Abstract]
Gold income (note 2)	$ 3,805	$ 4,356	$ 4,085
By-products (note 2)	138	154	138
Revenue from product sales	$ 3,943	$ 4,510	$ 4,223